STOCK-BASED COMPENSATION Dow 2012 Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 97,000		$ 87,000	$ 73,000
Share-based Payment Arrangement, Expense, Tax Benefit		$ 19,000		$ 18,000	$ 15,000
The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		595		689
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[1]	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(84)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		(10)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		534
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 59.45		$ 58.21
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	[1]	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		49.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		60.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 57.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years 8 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		3 years 4 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 7,596
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 7,564
Share-based Payment Arrangement, Option [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0	[2]	$ 0	$ 15.38
Share-based Payment Arrangement, Expense		$ 0		$ 1,000	$ 68,000
Share-based Payment Arrangement, Expense, Tax Benefit		0		0	15,000
Proceeds from Stock Options Exercised		4,000		2,000	112,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	[3]	1,000		1,000	160,000
Share-based Payment Arrangement, Exercise of Option, Tax Benefit		$ 0		$ 0	$ 36,000
Share-based Compensation Arrangements by Share-based Payment Award Program Duration		10 years
Share-based Payment Arrangement, Option [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Share-based Payment Arrangement, Option [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years

[1]	No awards were granted by the Company out of the TDCC plan during 2020.
[2]	No awards were granted by the Company out of the TDCC plan during 2019 and 2020.
[3]	Difference between the market price at exercise and the price paid by the employee to exercise the options.